UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-10541

                    Oppenheimer Tremont Opportunity Fund, LLC
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
STATEMENT OF INVESTMENTS
12/31/2004 (UNAUDITED)

                                                     % OF                                        % OF
                                               INVESTMENT                              FAIR  MEMBERS'                   ACQUISITION
                                                FUND HELD               COST          VALUE   CAPITAL   LIQUIDITY 1          DATE 2
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
INVESTMENT FUNDS
CONVERTIBLE ARBITRAGE
Advent Convertible Arbitrage
  Fund, L.P.                                         2.4%        $ 4,875,000     $ 5,092,451     6.0%    Quarterly      04/03-06/04

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EVENT DRIVEN
Avenue Investments, L.P.                             0.6           1,621,000       2,471,430     2.9     Annually       01/02-05/02
Bear Stearns High-Grade Structured
  Credit Strategies LP                               0.1           1,000,000       1,013,116     1.2     Monthly              01/04
Blue Mountain Credit Alternatives
  Fund L.P.                                          1.3           4,000,000       4,029,698     4.7     Monthly        07/04-09/04
Stanfield Credit Opportunities LP                   11.9           5,000,000       5,239,500     6.1     Quarterly            12/04
                                                               --------------------------------------
TOTAL EVENT DRIVEN                                                11,621,000      12,753,744    14.9

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FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                 0.8           2,474,606       3,250,160     3.8     Quarterly      06/03-08/03
Oak Hill CCF Partners, L.P.                          1.1           2,370,000       2,797,934     3.3     Monthly        01/02-12/03
                                                               --------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                       4,844,606       6,048,094     7.1

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GLOBAL MACRO
OLEA Global Partners L.P.                            2.7           4,100,000       3,961,268     4.6     Monthly        08/04-09/04
Vega Feeder Fund Ltd.                                0.4           2,129,360       2,980,264     3.5     Monthly        01/02-02/03
                                                               --------------------------------------
TOTAL GLOBAL MACRO                                                 6,229,360       6,941,532     8.1

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LONG/SHORT EQUITY
Highline Capital Partners (QP), LP                   2.8           4,200,000       4,831,857     5.7     Quarterly      11/03-12/03
Hunter Global Investors Fund I, L.P.                 1.5           3,875,000       4,761,420     5.6     Quarterly      05/03-10/03
JANA Partners Qualified L.P.                         1.0           4,700,000       5,500,342     6.5     Quarterly            06/04
North Sound Legacy Institutional Fund LLC            0.6           4,000,000       4,239,822     5.0     Quarterly            07/04
Rx Healthcare Partners II, L.P.                      2.3           5,000,000       5,192,151     6.1     Quarterly      02/04-10/04
Standard Global Equity Parners SA, L.P.              0.9           2,500,000       2,746,872     3.2     Annually             01/04
Whitney New Japan Partners, L.P.                     5.3           3,495,000       5,108,136     6.0     Quarterly      01/02-08/03
                                                               --------------------------------------
TOTAL LONG/SHORT EQUITY                                           27,770,000      32,380,600    38.1

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MULTI-STRATEGY
Sagamore Hill Partners L.P.                          1.0           5,092,000       5,631,809     6.6     Quarterly      01/02-03/04
Stark Investments, L.P.                              0.3           4,500,000       4,891,285     5.7     Annually       01/04-02/04
                                                               --------------------------------------
TOTAL MULTI-STRATEGY                                               9,592,000      10,523,094    12.3

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MANAGED FUTURES
Blenheim Fund LP                                     0.6           1,000,000       1,021,325     1.2     Monthly              12/04
Graham Global Investment Fund Ltd.                   0.0           1,000,000       1,034,000     1.2     Monthly              12/04
                                                               --------------------------------------
TOTAL MANAGED FUTURES                                              2,000,000       2,055,325     2.4

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Total Investments in Investment Funds                             66,931,966      75,794,840    88.9

SHORT-TERM INVESTMENT
BlackRock Liquidity Funds -
     Institutional -
     TempCash (2,220,154 shares)                                  2,220,154       2,220,154      2.6
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TOTAL INVESTMENTS IN INVESTMENT FUNDS
  AND SHORT TERM INVESTMENTS                                   $ 69,152,120      78,014,994     91.5
                                                               ======================================
OTHER ASSETS IN EXCESS OF LIABILITIES                                              7,249,526     8.5
                                                                                ---------------------
MEMBERS' CAPITAL                                                                $ 85,264,520   100.0%
                                                                                =====================

Detailed information about the Investment Funds'portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to the Board's supervision. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2004, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 3.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Information related to each Investment Fund is included on the statement of investments. At December 31, 2004, the Fund did not have capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2004.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)